NET REVENUE (Tables)	9 Months Ended
Sep. 30, 2023
Revenue from Contracts with Customers [Abstract]
Schedule of disaggregation of revenue
The following table presents the Company’s revenue disaggregated based on revenue source and timing of revenue recognition for the three and nine month periods ended September 30, 2023 and 2022. The Company believes these categories best depict the nature and timing of revenue:

(in millions)	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Type of goods and services:
Wafer fabrication	$1,700	$1,958	$5,107	$5,667
Engineering and other pre-fabrication services	152	116	431	340
	$1,852	$2,074	$5,538	$6,007

Timing of revenue recognition:
Revenue recognized over time	$117	$111	$332	$344
Revenue recognized at a point in time	1,735	1,963	5,206	5,663
	$1,852	$2,074	$5,538	$6,007